Supplementary Financial Information	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Supplementary Financial Information [Abstract]
SUPPLEMENTARY FINANCIAL INFORMATION
10. SUPPLEMENTARY FINANCIAL INFORMATION
Other (Income) and
Deductions
–
Net

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Professional fees	$1	$2	$6	$5
Recoverable Pension and OPEB – non-service costs	4	14	27	41
Non-recoverable pension and OPEB	(1)	—	(2)	—
Gain on sale of non-utility property	(1)	—	(1)	(11)
AFUDC – equity income	(12)	(9)	(35)	(23)
Interest and investment loss (income) – net	(5)	1	(9)	5
Other	2	1	4	2

Total other (income) and deductions – net	$(12)	$9	$(10)	$19

Interest Expense and Related Charges

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Interest	$143	$117	$406	$335
Amortization of discount, premium and debt issuance costs	4	3	10	8
Less AFUDC – capitalized interest portion	(7)	(5)	(20)	(12)

Total interest expense and related charges	$140	$115	$396	$331

Trade Accounts and Other Receivables
Trade accounts and other receivables reported on our balance sheet consisted of the following:

	At September 30,	At December 31,
	2023	2022
Gross trade accounts and other receivables	$1,162	$897
Allowance for uncollectible accounts	(13)	(13)

Trade accounts receivable – net	$1,149	$884

At September 30, 2023, REP subsidiaries of our two largest customers collectively represented 27% and 24%, respectively, of the trade accounts receivable balance. At December 31, 2022, REP subsidiaries of our two largest customers represented 23% and 20%, respectively, of the trade accounts receivable balance.
Under a PUCT rule relating to the Certification of Retail Electric Providers, write-offs of uncollectible amounts owed by REPs are deferred as a regulatory asset.

Investments and Other Property
Investments and other property reported on our balance sheet consisted of the following:

	At September 30,	At December 31,
	2023	2022
Assets related to employee benefit plans	$132	$123
Non-utility property – land	12	12
Other	2	2

Total investments and other property	$146	$137

Consolidated VIE
We have a controlling financial interest that has been identified as a VIE under ASC 810 in Receivables LLC, which has entered into the AR Facility. See Note 5 for more information on AR Facility.
The summarized financial information for our consolidated VIE consisted of the following:

At September 30,
2023
Assets
Cash and cash equivalents	$2
Accounts receivable – net	776
Income tax receivable	2

Total assets	$780

Liabilities
Accounts payable	$2
Accrued interest	3
Long-term debt – net (a)	498

Total Liabilities	$503

(a)	Reflects $500 million in aggregate borrowings outstanding under the AR Facility less $2 million of related unamortized debt issuance costs at September 30, 2023.
Property, Plant and Equipment
Property, plant and equipment – net reported on our balance sheet consisted of the following:

	Composite Depreciation Rate/ Average Life of Depreciable Plant at September 30, 2023 (a)	At September 30, 2023	At December 31, 2022
Assets in service:
Distribution	2.7% / 36.4 years	$18,359	$17,226
Transmission	2.4% / 42.4 years	14,462	13,874
Other assets	7.4% / 13.9 years	2,041	2,156

Total		34,862	33,256
Less accumulated depreciation		9,225	9,054

Net of accumulated depreciation		25,637	24,202
Construction work in progress		1,613	953
Held for future use		48	48

Property, plant and equipment – net		$27,298	$25,203

(a)
Reflects depreciation rates and average lives of depreciable plant in the final order in our comprehensive base rate review (PUCT Docket No. 53601) that went into effect on May 1, 2023. See Note 2 for more information on the base rate review.

Intangible Assets
Intangible assets (other than goodwill) reported on our balance sheet as part of property, plant and equipment consisted of the following:

	At September 30, 2023			At December 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Identifiable intangible assets subject to amortization:
Land easements	$669	$126	$543	$662	$122	$540
Capitalized software and other	1,139	405	734	1,183	441	742

Total	$1,808	$531	$1,277	$1,845	$563	$1,282

Aggregate

amortization expense for intangible assets totaled $27 million and $19 million for the three months ended September 30, 2023 and 2022, respectively, and $72 million and $57 million for the nine months ended September 30, 2023 and 2022, respectively. The estimated annual amortization expense for the five-year period from 2023 to 2027, based on rates in effect at September 30, 2023, is as follows:

Year	Amortization Expense (a)
2023	$97
2024	$96
2025	$96
2026	$96
2027	$96

(a)	Amortization rates and average lives of depreciable intangible assets, reflected in the final order in our comprehensive base rate review (PUCT Docket No. 53601) that went into effect on May 1, 2023.
Operating Lease and Other Obligations
Operating lease and other obligations reported on our balance sheet consisted of the following:

	At September 30, 2023	At December 31, 2022
Operating lease liabilities	$115	$131
Investment tax credits	3	3
Customer advances for construction – noncurrent	55	71
Other	95	70

Total operating lease and other obligations	$268	$275

Supplemental Cash Flow Information

	Nine Months Ended September 30,
	2023	2022
Cash payments related to:
Interest	$330	$296
Less capitalized interest	(20)	(12)

Interest payments (net of amounts capitalized)	$310	$284

Amount in lieu of income taxes (Note 9):
Federal	$84	$76
State	28	24

Total payments in lieu of income taxes	$112	$100

Noncash investing activities:
Construction expenditures financed through accounts payable (a)	$342	$201

(a)	Represents end-of-period accruals.

11. SUPPLEMENTARY FINANCIAL INFORMATION
Other Deductions and (Income)

	Years Ended December 31,
	2022	2021	2020
Professional fees	$7	$9	$6
Recoverable Pension and OPEB - non-service costs	56	54	55
Non-recoverable pension and OPEB	2	3	4
Gain on sale of non-utility property	(12)	(1)	—
AFUDC - equity income	(36)	(27)	(29)
Interest and investment loss (income) - net	2	(8)	(4)
Other	1	1	1

Total other deductions and (income) - net	$20	$31	$33

Interest Expense and Related Charges

	Years Ended December 31,
	2022	2021	2020
Interest	$453	$415	$413
Amortization of discount, premium and debt issuance costs	10	11	11
Less AFUDC - capitalized interest portion	(18)	(13)	(19)

Total interest expense and related charges	$445	$413	$405

Trade Accounts and Other Receivables
Trade accounts and other receivables reported on our balance sheet consisted of the following:

	At December 31,
	2022	2021
Gross trade accounts and other receivables	$897	$750
Allowance for uncollectible accounts	(13)	(12)

Trade accounts receivable - net	$884	$738

REP subsidiaries of our two largest customers collectively represented 23% and 20%, respectively, of the trade accounts receivable balance at December 31, 2022 and 22% and 21%, respectively, at December 31, 2021. No other customers represented 10% or more of the total trade accounts receivable balance.
Under a PUCT rule relating to the Certification of Retail Electric Providers, write-offs of uncollectible amounts owed by REPs are deferred as a regulatory asset.
Investments and Other Property
Investments and other property reported on our balance sheet consist of the following:

	At December 31,
	2022	2021
Assets related to employee benefit plans	$123	$133
Non-utility property - land	12	20
Other	2	2

Total investments and other property	$137	$155

The majority of these assets represent cash surrender values of life insurance policies that are purchased to fund liabilities under deferred compensation plans. At December 31, 2022 and 2021, the face amount of these policies totaled $175 million and $198 million, respectively, and the net cash surrender values (determined using a Level 2 valuation technique) totaled $94 million and $99 million at December 31, 2022 and 2021, respectively. Changes in cash surrender value are netted against premiums paid. Other investment assets held to satisfy deferred compensation liabilities are recorded at market value.
Property, Plant and Equipment
Property, plant and equipment reported on our balance sheet consisted of the following:

	Composite Depreciation Rate/Average Life of Depreciable Plant at December 31, 2022	At December 31,
		2022	2021
Assets in service:
Distribution	2.5% / 39.6 years	$17,226	$15,994
Transmission	2.9% / 34.4 years	13,874	13,075
Other assets	5.9% / 17.0 years	2,156	1,960

Total		33,256	31,029
Less accumulated depreciation		9,054	8,659

Net of accumulated depreciation		24,202	22,370
Construction work in progress		953	557
Held for future use		48	27

Property, plant and equipment— net		$25,203	$22,954

Depreciation expense as a percent of average depreciable property approximated 2.7% for each of the years ended December 31, 2022 and 2021.
Intangible Assets
Intangible assets (other than goodwill) reported on our balance sheet as part of property, plant and equipment consisted of the following:

	At December 31, 2022			At December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Identifiable intangible assets subject to amortization:
Land easements	$662	$122	$540	$641	$117	$524
Capitalized software	1,183	441	742	1,066	451	615

Total	$1,845	$563	$1,282	$1,707	$568	$1,139

Aggregate amortization expense for intangible assets totaled $76 million, $50 million and $62 million for the years ended December 31, 2022, 2021 and 2020, respectively. At December 31, 2022, the weighted average remaining useful lives of capitalized land easements and software were 83 years and 9 years, respectively. The estimated aggregate amortization expense for each of the next five fiscal years is as follows:

Years	Amortization Expenses
2023	$86
2024	$85
2025	$85
2026	$85
2027	$85
Goodwill totaling $4.740 billion was reported on our balance sheet at both December 31, 2022 and 2021. See Note 1 regarding goodwill impairment assessment and testing.

Operating Lease and Other Obligations
Operating lease and other obligations reported on our balance sheet consisted of the following:

	At December 31,
	2022	2021
Operating lease liabilities (Notes 1 and 7)	$131	$133
Investment tax credits	3	4
Customer advances for construction—noncurrent	71	30
Other	70	64

Total operating lease and other obligations	$275	$231

Supplemental Cash Flow Information

	Years Ended December 31,
	2022	2021	2020
Cash payments related to:
Interest	$441	$409	$406
Less capitalized interest	(18)	(13)	(19)

Interest payments (net of amounts capitalized)	$423	$396	$387

Amount in lieu of income taxes (a):
Federal	$99	$61	$87
State	24	23	22

Total payments in lieu of income taxes	$123	$84	$109

Noncash investing and financing activities:
Construction expenditures financed through accounts payable (investing) (b)	$305	$254	$254
Transfer of title to assets constructed for and prepaid by LP&L (investing)	$—	$150	$—
Debt exchange offering (financing)	$—	$—	$300

(a)	See Note 10 for income tax related detail.
(b)	Represents end-of-period accruals.